FEDERATED MANAGED ALLOCATION PORTFOLIOS

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                               February 3, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED MANAGED ALLOCATION PORTFOLIOS (the "Trust")
            Federated Conservative Allocation Fund
            Federated Moderate Allocation Fund
            Federated Growth Allocation Fund
           1933 Act File No. 33-51247
           1940 Act File No. 811-7129

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated January 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 22 on January 27, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-6807.

                                                Very truly yours,



                                                /s/ Todd P. Zerega
                                                Todd P. Zerega
                                                Assistant Secretary

tlp